Public Offering - Additional Information (Detail) - $ / shares	Feb. 26, 2021	Dec. 31, 2020
Shares issued price per share		$ 0.0006
IPO [Member]
Stock issued during period shares	172,500,000
Shares issued price per share	$ 10.00
Over-Allotment Option [Member]
Stock issued during period shares	22,500,000
Public Warrants [Member]
Exercise price of warrants or rights	$ 11.50	$ 11.50